Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Mar. 24, 2008
Shares issued to founders for services	$ 400	$ 72,400	$ (72,000)
Shares issued to founders for services (Shares)		724,000,000
Common stock issued for cash	40,400	14,625	25,775
Common stock issued for cash (shares)		146,248,000
Net loss	(14,319)			(14,319)
Ending Balance at Dec. 31, 2008	26,481	87,025	(46,225)	(14,319)
Ending Balance (Shares) at Dec. 31, 2008		870,248,000
Beginning Balance at Dec. 31, 2009	26,481	87,025	(46,225)	(14,319)
Beginning Balance (Shares) at Dec. 31, 2009		870,248,000
Net loss	(36,316)			(36,316)
Ending Balance at Dec. 31, 2010	(9,835)	87,025	(46,225)	(50,635)
Ending Balance (Shares) at Dec. 31, 2010		870,248,000
Net loss	(21,466)			(21,466)
Ending Balance at Dec. 31, 2011	(31,301)	87,025	(46,225)	(72,101)
Beginning Balance (Shares) at Dec. 31, 2011		870,248,000
Cancellation of shares		(72,358)	72,358
Cancellation of shares (Shares)		(723,579,145)
Shares issued to acquire WM assets		22,517	(22,517)
Shares issued to acquire WM assets (Shares)		225,174,589
Shares issued for accounts payable	52,183	40	52,143
Shares issued for accounts payable (Shares)		401,415
Common stock issued for cash	246,000	189	245,811
Common stock issued for cash (shares)		1,892,308
Shares issued for services	25,000	19	24,981
Shares issued for services (Shares)		192,308
Forgiveness of related party debt	6,250		6,250
Net loss	(222,462)			(222,462)
Ending Balance at Dec. 31, 2012	75,670	37,432	332,801	(294,563)
Ending Balance (Shares) at Dec. 31, 2012		374,329,445
Shares issued for services	1,000,000	370	999,630
Shares issued for services (Shares)		3,703,704
Foreign currency transactions	1,899				1,899
Net loss	(910,518)			(910,518)
Ending Balance at Dec. 31, 2013	$ 167,051	$ 37,802	$ 1,332,431	$ (1,205,081)	$ 1,899
Ending Balance (Shares) at Dec. 31, 2013		378,033,149